CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,523,721)	$ (1,373,536)	$ (1,833,728)	$ (1,785,114)
Adjustments to reconcile net loss to net cash and cash equivalents used by operating activities:
Depreciation	65,853	58,627	78,457	76,860
Common stock issued for services	633,908	337,469	565,569	286,575
Common stock issued from employee stock plan	37,069	44,738	75,415	0
Common stock issued for interest expense	0	366,400	366,400	0
Original issue discount on convertible note payable	15,800	0	0	0
Amortization of debt discount	0	15,000	20,950	0
Derivative expense	155,126	0	0	0
Loss on sale of equipment	12,362	0	9,530	0
Allowance for doubtful accounts	0	0	17,450	0
Loss on sale of equipment to related party	0	4,249	0	42,987
(Increase) decrease in:
Accounts receivable	17,925	(59,470)	(4,640)	112,070
Inventories	12,016	5,614	5,828	(63,085)
Prepaid expenses and other current assets	(172)	46,965	46,968	(33,422)
Increase (decrease) in:
Accounts payable and accrued expenses	235,652	(28,889)	85,530	371,243
Payable to related parties	6,091	89,984	78,494	4,000
Net cash used by operating activities	(332,091)	(492,849)	(487,777)	(987,886)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of leasehold improvement with due to related party	0	0	29,064	0
Payment to related party for leasehold improvement	(6,000)	0	(29,064)	0
Proceeds from sale of property	38,361	0
Acquisition of property and equipment	(55,683)	(6,196)	(11,284)	(35,414)
Net cash used by investing activities	(23,322)	(6,196)	(11,284)	(35,414)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock	70,000	0	0	65,000
Proceeds from convertible note payable	125,000	85,000	79,050	0
Repayment on convertible note payable	0	(100,000)	(100,000)	0
Common stock issued from exercise of options	0	0	0	150
Proceeds from advances from related party	0	130,050	130,050	600,000
Proceeds from issuance of notes payable to related party	184,000	405,000	405,000	0
Proceeds from reverse acquisition	0	0	0	180,854
Net cash provided by financing activities	377,874	492,050	483,600	846,004
Net change in cash and cash equivalents	22,461	(6,995)	(15,461)	(177,296)
Payment on due to related parties	0	(28,000)	(30,500)	0
Payment on long-term debt	(1,126)	0
Cash and cash equivalents, beginning of the year	28,417	43,878	43,878	221,174
Cash and cash equivalents, end of the year	50,878	36,883	28,417	43,878
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	0	5,000	5,000	48
Cash paid for income taxes	0	0	0	0
NON-CASH FINANCING AND INVESTING ACTIVITIES:
Common stock issued for acquisition of property	0	50,723	50,723	0
Consolidation of notes payable to related party, including accrued interest	0	153,400	153,400	0
Common stock issued for deferred offering cost	0	240,900	0	0
Common stock issued to related party for leasehold improvement	17,649	0	50,723
Acquisition of equipment with long-term debt	21,794
Common stock issued to settle related party accrued expense	446,625
Common stock issued from conversion of payable to related party	0	0	0	600,000
Common stock issued in reverse acquisition and recapitalization	0	0	0	48,830
Prepaid expenses	0	0	0	(3,434)
Property and equipment	0	0	0	(95,860)
Accumulated depreciation	0	0	0	44,332
Deposits	0	0	0	(841)
Accounts payable	$ 0	$ 0	$ 0	$ 6,973